Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DOMINI INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Jun. 15, 2018
Supplement [Text Block]	dsit_SupplementTextBlock

Supplement dated September 6, 2018, to the

Prospectus and Statement of Additional Information dated June 15, 2018,

regarding the Domini Impact Equity FundSM

Investor Shares (DSEFX), Class A Shares (DSEPX),

Class R Shares (DSFRX), Institutional Shares (DIEQX)

IMPORTANT INFORMATION REGARDING CHANGES TO THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND SUBADVISER.

The Board of Trustees of the Domini Investment Trust (the “Board”) has approved the following changes to the principal investment strategies and the subadviser of the Domini Impact Equity Fund (the “Fund”), to be effective on or about December 1, 2018:

•
Domini Impact Investments LLC (“Domini”), the Fund’s investment adviser, will select the Fund’s investments. The Fund will invest in securities that Domini believes have strong environmental and social profiles. The Fund may also invest in companies that Domini believes help create products and services that provide sustainability solutions. The Fund may sell a security if the issuer fails to meet Domini’s social and environmental standards or sustainability themes. Currently, Wellington Management Company LLP (“Wellington Management”), subject to the oversight of Domini, selects the Fund’s investments using a proprietary quantitative model from among those securities which Domini has notified Wellington Management are eligible for investment based on Domini’s social and environmental standards.

•
SSGA Funds Management, Inc. (“SSGA”) will replace Wellington Management as the Fund’s subadviser. SSGA will purchase and sell securities to implement Domini’s investment selections and manage the amount of the Fund’s assets to be held in short term investments. Domini, and not the Fund, will compensate SSGA for its services to the Fund.

Domini and the Fund have obtained an exemptive order from the Securities and Exchange Commission that permits Domini to enter into subadvisory arrangements without shareholder approval under certain circumstances. In accordance with the terms of the exemptive order, an information statement relating to Domini’s subadvisory agreement with SSGA will be provided to Fund shareholders within 90 days of the effective date of the change in subadviser.

•
The Fund’s management fee will be lowered. Effective December 1, 2018, Domini will receive management fees at the following rates: 0.20% of the first $2 billion of net assets managed, 0.19% of the next $1 billion, and 0.18% of net assets managed in excess of $3 billion. The Fund’s sponsorship fee of 0.45% remains unchanged. Effective as of December 1, 2018, Domini has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses for each share class of the Equity Fund, in order to limit Investor, Class A, Institutional, and Class R share expenses to 1.09%, 1.09%, 0.74% and 0.80%, respectively, through November 30, 2019, absent an earlier modification by the Fund’s Board.

If you have any questions concerning this supplement, please contact Domini at 1-800-582-6757.

Domini Impact Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dsit_SupplementTextBlock

Supplement dated September 6, 2018, to the

Prospectus and Statement of Additional Information dated June 15, 2018,

regarding the Domini Impact Equity FundSM

Investor Shares (DSEFX), Class A Shares (DSEPX),

Class R Shares (DSFRX), Institutional Shares (DIEQX)

IMPORTANT INFORMATION REGARDING CHANGES TO THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND SUBADVISER.

The Board of Trustees of the Domini Investment Trust (the “Board”) has approved the following changes to the principal investment strategies and the subadviser of the Domini Impact Equity Fund (the “Fund”), to be effective on or about December 1, 2018:

•
Domini Impact Investments LLC (“Domini”), the Fund’s investment adviser, will select the Fund’s investments. The Fund will invest in securities that Domini believes have strong environmental and social profiles. The Fund may also invest in companies that Domini believes help create products and services that provide sustainability solutions. The Fund may sell a security if the issuer fails to meet Domini’s social and environmental standards or sustainability themes. Currently, Wellington Management Company LLP (“Wellington Management”), subject to the oversight of Domini, selects the Fund’s investments using a proprietary quantitative model from among those securities which Domini has notified Wellington Management are eligible for investment based on Domini’s social and environmental standards.

•
SSGA Funds Management, Inc. (“SSGA”) will replace Wellington Management as the Fund’s subadviser. SSGA will purchase and sell securities to implement Domini’s investment selections and manage the amount of the Fund’s assets to be held in short term investments. Domini, and not the Fund, will compensate SSGA for its services to the Fund.

Domini and the Fund have obtained an exemptive order from the Securities and Exchange Commission that permits Domini to enter into subadvisory arrangements without shareholder approval under certain circumstances. In accordance with the terms of the exemptive order, an information statement relating to Domini’s subadvisory agreement with SSGA will be provided to Fund shareholders within 90 days of the effective date of the change in subadviser.

•
The Fund’s management fee will be lowered. Effective December 1, 2018, Domini will receive management fees at the following rates: 0.20% of the first $2 billion of net assets managed, 0.19% of the next $1 billion, and 0.18% of net assets managed in excess of $3 billion. The Fund’s sponsorship fee of 0.45% remains unchanged. Effective as of December 1, 2018, Domini has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses for each share class of the Equity Fund, in order to limit Investor, Class A, Institutional, and Class R share expenses to 1.09%, 1.09%, 0.74% and 0.80%, respectively, through November 30, 2019, absent an earlier modification by the Fund’s Board.

If you have any questions concerning this supplement, please contact Domini at 1-800-582-6757.